Cash And Cash Equivalents And Short-Term Bank Deposits - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash And Cash Equivalents And Short-Term Bank Deposits [Abstract]
Cash	$ 42,169	$ 38,141
Cash equivalents	80,124	156,330
Cash and cash equivalents	$ 122,293	$ 194,471	$ 510,607